Share based compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) USD ($)	Dec. 31, 2020 USD ($) $ / shares
Share based compensation
Exercise price | $ / shares			$ 0.001
Number of share options outstanding | $		5,940,452	2,493,404
Weighted average remaining contractual life of options outstanding at end of period	8 years 5 months 1 day
Expense from share-based payment transactions with employees | ¥	¥ 78,967,000	¥ 47,788,000